Long-term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 31, 2024 USD ($)
Long-term investment
Investments accounted for under equity method	¥ 9,742		¥ 6,438
Investments measured at alternative method	48,526		1,493
Total	58,268		7,931
Total cash consideration	33,400	$ 4,700
Impairment of long term investments				¥ 14,800
Investment Termination Agreement With Firestorm
Long-term investment
Equity Method Investment, Consideration Receivable On Termination | $								$ 800
Investment gain realized | $		800
Firestorm
Long-term investment
Cash consideration | $							$ 2,137
Impairment of long term investments				14,751	$ 2,137
Infinlinx
Long-term investment
Investments accounted for under equity method	5,640		5,407
Cash consideration						¥ 5,000
Investment gain	233		¥ 217	¥ 190
Powerup Technology Inc.
Long-term investment
Cash consideration	¥ 7,200	$ 1,000